SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes payable	$ 110,246	$ 104,100	$ 232,637
Value-added [Member]
Taxes payable	62,515	56,806	97,917
Income [Member]
Taxes payable	28,235	30,919	109,396
City Construction [Member]
Taxes payable	5,027	3,746	7,018
Education [Member]
Taxes payable	2,193	2,184	5,064
Other [Member]
Taxes payable	$ 12,276	$ 10,445	$ 13,242